Condensed Financial Information of the Parent Company (Details) - Schedule of condensed statements of cash flows - Parent Company [Member] - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (1,247,426)	$ (16,851,064)	$ (34,826,989)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in loss of subsidiaries	1,147,003	13,721,974	30,533,662
Share-based compensation		391,625	55,468
Changes in operating assets and liabilities:
Prepayments and other assets		154,654	(154,653)
Accrued expenses and other current liabilities	528,266	101,207	(40,618)
Interest payments on unsecured senior notes and short-term bank loan		(676,894)	(2,114,388)
NET CASH (USED IN) OPERATING ACTIVITIES	427,843	(3,158,498)	(6,547,518)
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in investment in subsidiaries, VIEs and VIE’s subsidiaries
Purchase of long-term investments
NET CASH (USED IN) IN INVESTING ACTIVITIES
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement offering, net of offering costs		10,017,200
Principal payments on unsecured senior notes		(10,000,000)	(10,000,000)
Exercise of share options			3
Loan to subsidiaries, VIEs and VIE’s subsidiaries	(427,857)	(337,695)
Repayment from subsidiaries, VIEs and VIE’s subsidiaries			11,317,561
Proceeds from related party		2,000,000	5,004,290
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(427,857)	1,679,505	6,321,854
NET (DECREASE) IN CASH	(14)	(1,478,993)	(225,664)
CASH-beginning of year	4,491	1,483,484	1,709,148
CASH-end of year	4,472	4,491	1,483,484
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	17,549	92,816
Cash paid for interest	$ 336,593	$ 676,894	$ 2,114,388